Xtrackers RREEF Global Natural Resources ETF Investment Objectives and Goals - Xtrackers RREEF Global Natural Resources ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Xtrackers RREEF Global Natural Resources ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks total return from both capital appreciation and current income. The fund is an actively-managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specific index.